Consolidated Statements of Loss and Other Comprehensive (Loss) / Income - GBP (£)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Loss and Other Comprehensive (Loss) / Income [Abstract]
Product revenue, net		£ 108,148,000	£ 0	£ 0
Pre-product revenue, net		8,661,000	3,010,000	0
Total revenue from sale of therapies		116,809,000	3,010,000	0
Collaboration revenue		26,928,000	23,510,000	30,114,000
Total revenue		143,737,000	26,520,000	30,114,000
Cost of product revenue		(454,000)	0	0
Net other operating income/ (loss)		3,000	(57,000)	4,242,000
Research and development costs		(89,170,000)	(73,226,000)	(74,809,000)
Selling and administrative expenses		(93,723,000)	(88,399,000)	(45,740,000)
Operating loss		(39,607,000)	(135,162,000)	(86,193,000)
Finance income		3,154,000	47,000	2,208,000
Finance costs		(7,692,000)	(5,813,000)	(3,375,000)
Non-operating expense		(4,538,000)	(5,766,000)	(1,167,000)
Loss before taxation		(44,145,000)	(140,928,000)	(87,360,000)
Income tax credit		2,921,000	9,405,000	13,267,000
Loss for the year		(41,224,000)	(131,523,000)	(74,093,000)
Other comprehensive (loss) / income that is or may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations		(3,186,000)	(74,000)	195,000
Total other comprehensive (loss) / income for the year, net of tax		(3,186,000)	(74,000)	195,000
Total comprehensive loss for the year, net of tax		£ (44,410,000)	£ (131,597,000)	£ (73,898,000)
Basic loss per share (in pounds per share)		£ (0.9)	£ (3.1)	£ (2.79)
Diluted loss per share (in pounds per share)	[1]	£ (0.9)	£ (3.1)	£ (2.79)

[1]	The basic and diluted loss per share for the years ended December 31, 2021 and 2020 are adjusted for the (i) the exchange of shares of Immunocore Limited for shares of Immunocore Holdings Limited on a 1 for 100 basis, and (ii) the reorganization of the share capital of Immunocore Holdings plc, resulting in a consolidation with the effect of a 20 to 1 reverse stock split on the Company’s ordinary shares and non-voting ordinary shares, all of which took place in connection with the Company’s initial public offering which closed on February 9, 2021.